SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of awards outstanding under the Plan and the Founders’ Awards as of June 30, 2023 and 2022 is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	154,666	9.55
Forfeited	(6,042)	14.61
Exercised	(5,828)	3.52
Awards outstanding as of June 30, 2023	5,705,780	8.07
Awards exercisable as of June 30, 2023	641,301	7.39

Awards outstanding as of January 1, 2022	4,911,770	7.49
Granted	655,544	10.53
Forfeited	(19,330)	10.53
Repurchased	(200,000)	4.00
Awards outstanding as of June 30, 2022	5,347,984	8.21
Awards exercisable as of June 30, 2022	238,008	5.23

Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Options Granted	Weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of options granted are as follows:

	Six Months Ended June 30,
	2023	2022
Exercise price, USD	9.55	10.53
Share price, USD	9.55	10.53
Risk free interest rate	3.78%	1.95%
Expected volatility	45%	50%
Expected option term, years	4.41	4.54
Dividend yield	0%	0%

Schedule of Share-based Payment Expense
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Equity classified share options expense	808	869	1,611	1,588
Restricted shares expense	445	16	488	21
Share-based payment expense	1,253	885	2,099	1,609